Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 859		$ 1,337
Restricted cash	1		3
Accounts receivable, net	2,400		2,454
Inventories (Note 3)	1,013		1,014
Other current assets (Note 4)	567		573
Current assets held for sale (Note 25)	384		371
Total current assets	5,224		5,752
Long-term assets:
Property, net (Note 6)	3,021	[1]	2,930	[1]
Investments in affiliates	98		87
Intangible Assets, net (Note 7)	728		698
Goodwill (Note 7)	656		496
Other long-term assets (Note 4)	508		589
Long-term assets held for sale (Note 25)	511		495
Total long-term assets	5,522		5,295
Total assets	10,746		11,047
Current liabilities:
Short-term debt (Note 11)	34		61
Accounts payable	2,278		2,316
Accrued liabilities (Note 8)	1,221		1,188
Current liabilities held for sale (Note 25)	356		329
Total current liabilities	3,889		3,894
Long-term liabilities:
Long-term debt (Note 11)	2,417		2,351
Pension benefit obligations	1,002		952
Other long-term liabilities (Note 8)	390		376
Long-term liabilities held for sale (Note 25)	35		40
Total long-term liabilities	3,844		3,719
Total liabilities	7,733		7,613
Commitments and contingencies (Note 13)
Shareholders' equity:
Preferred shares, $0.01 par value per share, 50,000,000 shares authorized, none issued and outstanding	0		0
Ordinary shares, $0.01 par value per share, 1,200,000,000 shares authorized, 291,619,411 and 306,389,149 issued and outstanding as of December 31, 2014 and December 31, 2013, respectively	3		3
Additional paid-in capital	1,700		1,699
Retained earnings	1,548		1,446
Accumulated other comprehensive loss	(741)		(237)
Total Delphi shareholders' equity	2,510		2,911
Noncontrolling interest	503		523
Total shareholders' equity	3,013		3,434
Total liabilities and shareholders' equity	$ 10,746		$ 11,047

[1]	Net property data represents property, plant and equipment, net of accumulated depreciation